Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of non vested share award granted

The details of the non-vested share awards granted are outlined as follows:

	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	2,000	$552.50
B.	July 14, 2011	April 19, 2014	160	$536.75
C.	December 5, 2011	December 31, 2014	4,180	$511.50
D.	January 2, 2012	December 31, 2014	160	$433.00
E.	February 3, 2012	December 31, 2014	20	$413.75
F.	November 14, 2012	December 31, 2014	6,300	$267.25
G.	February 4, 2013	December 31, 2014	680	$305.50
H.	November 22, 2013	December 31, 2015	6,300	$158.75
I.	December 19, 2013	December 31, 2015	320	$145.50
J.	November 10, 2014	December 31, 2016	6,800	$45.50
K.	February 26, 2015	December 31, 2016	1,400	$42.25
L.	March 17, 2015	December 31, 2016	600	$41.75
M.	December 15, 2015	December 31, 2017	5,600	$9.25

Schedule of activity for non-vested share awards

A summary of the activity for non-vested share awards for the year ended December 31, 2016, is as follows:

	Number of shares	Weighted Average Fair Value
Non-vested, January 1, 2016	9,780	$37.20
Granted	-	-
Cancelled	-	-
Vested	(6,980)	40.55
Non-vested, December 31, 2016	2,800	$9.25